Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Text Block]
Schedule of Long-term Debt Instruments [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	¥3,000,000	¥1,990,000	$21,134

Less current portion	(1,010,000)	(1,010,000)	(10,726)

Long-term borrowings, less current portion	¥1,990,000	¥980,000	$10,408

Schedule of Maturities of Long-term Debt [Table Text Block]
	Thousands of Yen	Thousands of U.S. Dollars
Year ending March 31:
2014	1,010,000	10,726
2015	980,000	10,408
Total	¥1,990,000	$21,134